BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - The question (Details) ₽ in Millions, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2019 RUB (₽)	Mar. 31, 2019 RUB (₽)	Mar. 31, 2019 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Total cash consideration for the acquisition				₽ 40,030	$ 541.9	₽ 351	₽ 956
ASSETS:
Goodwill				104,275		52,205	52,662	$ 1,411.5	$ 706.7
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ASSETS:
Goodwill				₽ 2,719		₽ 2,527	₽ 2,228
The Question
Business Acquisition [Line Items]
Fair value of consideration		₽ 384	₽ 384
Total cash consideration for the acquisition			351
Deferred payment		₽ 33	33
Period to Pay Additional Consideration to Former Shareholders		4 years
ASSETS:
Intangible assets	₽ 113
Other current assets	5
Goodwill	295
Total assets	413
LIABILITIES:
Current liabilities	6
Deferred tax liabilities	23
Total liabilities	29
Net assets	384
Total purchase consideration	₽ 384
The Question | Russian Search And Portal
ASSETS:
Intangible assets		₽ 113	113
Goodwill		₽ 295	₽ 295
LIABILITIES:
Amortization period of intangible assets acquired		1 year